Certificate of Chief Compliance Officer

In regard to the Interfund Lending program, I certify that each Portfolio and the Adviser have established procedures reasonably designed to achieve compliance with the terms and conditions of the exemptive order dated April 2, 2014, pursuant to certain sections of the Investment Company Act of 1940. These procedures, which have been previously approved by the Board of Directors/Trustees of the Portfolios, include the following objectives:

(a) that the Interfund Loan Rate will be higher than the Repo Rate, and, if applicable, the one-day yield on any money market fund in which the lending Portfolio could otherwise invest, but lower than the Bank Loan Rate;

(b) compliance with the collateral requirements as set forth in the application for exemptive relief filed on September 5, 2013, and amended on February 18, 2014;

(c) compliance with the percentage limitations on interfund borrowing and lending;

(d) allocation of interfund borrowing and lending demand in an equitable manner and in accordance with procedures established by the Board; and

(e) that the Interfund Loan Rate does not exceed the interest rate on any third-party borrowings of a borrowing Portfolio at the time of the Interfund Loan.

/s/ Randy Olson

Randy Olson (Jan 3, 2023 11:35 EST)

Chief Compliance Officer

Date:  01/03/23